S000052237 [Member] Investment Risks - Ultra-Short Term Fixed Income Fund	Aug. 31, 2025
Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Call Risk, the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Credit Risk, the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	High Yield Risk, the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Market Risk, the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries. Environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Issuer Risk, the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Liquidity Risk, the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Derivatives Risk, the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities), include liquidity, interest rate, market, and credit risks, each of which is described herein. Derivative instruments also may be difficult to accurately price due to their complexity, particularly derivative instruments that are traded off an exchange (also known as “over the counter”). Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund’s use of derivatives may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations. For derivatives traded on exchanges, the primary credit risk is the creditworthiness of the Fund’s clearing broker or the exchange itself.

LIBOR Transition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	LIBOR Transition Risk refers to the fact that the elimination of the London Inter-Bank Offered Rate (“LIBOR”) rate may adversely affect the interest rates on, and value of, certain Fund investments that are tied to LIBOR. The U.K. Financial Conduct Authority ceased publishing all LIBOR settings on a representative basis after June 30, 2023. Some LIBOR rates continued to be published, but only on a temporary, synthetic, and non-representative basis. These temporary, synthetic LIBOR rates were discontinued in September 2024. Alternatives to LIBOR are established or in development in most major currencies and markets are slowly responding to these new rates. It is difficult to predict the full impact of the transition away from LIBOR on the Fund.

Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Equity Risk, the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage Related and Other Asset Backed Securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Mortgage-Related and Other Asset-Backed Securities Risk, the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk, and credit risk.

Foreign Non U S Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Foreign (Non-U.S.) Investment Risk, the risk that investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Currency Risk, the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign currencies.

Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Leveraging Risk, the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Short Sale Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Short Sale Risk, the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Securities Lending Risk, which includes the potential insolvency of a borrower and losses due to the re-investment of collateral received on loaned securities in investments that default or do not perform well.

US Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	U.S. Government Securities Risk, which means that although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Money Market Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Money Market Securities Risk, means that an investment in the Fund is subject to the risk that the value of its investments in high-quality short-term obligations (“money market securities”) may be subject to changes in interest rates, changes in the rating of any money market security and in the ability of an issuer to make payments of interest and principal.

Collateralized Loan Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Collateralized Loan Obligations Risk, collateralized loan obligations (“CLOs”) are a type of asset-backed security that is typically structured as a trust collateralized by a pool of loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the instrument in which the Fund invests. In addition to the normal risks associated with fixed income securities, CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Interest Rate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Interest Rate Risk, the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.